LOANS AND ADVANCES	12 Months Ended
Dec. 31, 2023
LOANS AND ADVANCES
LOANS AND ADVANCES

6.   LOANS AND ADVANCES

	As of December 31,
	2022	2023

	(HK$ in thousands)
Margin loans	24,681,724	30,621,456
IPO loans	89,465	—
Other advances (1)	1,969,774	1,971,848
Subtotal	26,740,963	32,593,304
Less: Allowance for credit losses (2)	(27,840)	(45,949)
Total	26,713,123	32,547,355

(1)	Stock-pledged loans are included in other advance as of December 31, 2022 and 2023 with a gross amount of HK$1,910,670 thousand and HK$1,912,570 thousand, respectively.
(2)	The allowance for credit losses was HK$27,840 thousand and HK$45,949 thousand as of December 31, 2022 and 2023, of which nil and HK$5,000 thousand relate to stock-pledged loans, respectively.